Separate Accounts, Death Benefits and Other Insurance Benefit Features (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Guaranteed Minimum Death Benefit [Member]
Changes in the gross U.S. GMDB, International GMDB/GMIB, and UL secondary guarantee benefits
Liability, beginning balance	$ 944	$ 1,158
Incurred	183	228
Paid	(135)	(258)
Unlock	116	181
Currency Translation Adjustment	(27)	(3)
Liability, ending balance	849	944
Reinsurance recoverable asset, beginning balance	608	724
Incurred	104	121
Paid	(98)	(121)
Unlock	(81)	(116)
Reinsurance recoverable asset, ending balance	533	608
Secondary Guarantees [Member] | Universal Life [Member]
Changes in the gross U.S. GMDB, International GMDB/GMIB, and UL secondary guarantee benefits
Liability, beginning balance	363	228
Incurred	294	113
Paid	0
Unlock	(2)	(22)
Currency Translation Adjustment	0	0
Liability, ending balance	1,802	363
Reinsurance recoverable asset, beginning balance	21	22
Incurred	296	(1)
Paid	0
Unlock	0
Reinsurance recoverable asset, ending balance	1,802	21
UNITED STATES | Guaranteed Minimum Death Benefit [Member]
Changes in the gross U.S. GMDB, International GMDB/GMIB, and UL secondary guarantee benefits
Liabilities for Guarantees on Long-Duration contracts, Reinsurance Transaction Impact
Reinsurance Recoverable Asset Impact of Reinsurance Transaction
Universal Life [Member] | Guaranteed Minimum Death Benefit [Member]
Changes in the gross U.S. GMDB, International GMDB/GMIB, and UL secondary guarantee benefits
Liabilities for Guarantees on Long-Duration contracts, Reinsurance Transaction Impact	1,143
Reinsurance Recoverable Asset Impact of Reinsurance Transaction	$ 1,485